Merger - Narrative (Details)										3 Months Ended
	Feb. 27, 2024 shares	Feb. 08, 2024 shares	Jan. 16, 2024	Jan. 09, 2024 shares	Jan. 03, 2024 shares	Jan. 02, 2024 USD ($) shares	Dec. 31, 2023 USD ($) business_day shares	Dec. 27, 2023 USD ($) agreement business_day shares	Dec. 26, 2023 USD ($) $ / shares shares	Apr. 30, 2024 shares	Mar. 31, 2024 shares	Sep. 30, 2024 USD ($)	May 10, 2024 shares	Jan. 19, 2024 shares	Oct. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	May 25, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)								1
Long-term debt | $							$ 193,289,000					$ 197,876,000
Period for which additional stock penalty will be waived if S-1 is not declared effective			60 days
Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Period for which additional stock penalty will be waived if S-1 is not declared effective											60 days
Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $									$ 95,503,000						$ 85,000,000
Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)								7,066,668					2,521,569
Public Warrants | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)														5,805,544
Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)							4,333,333	4,333,333
Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)									60,000,000
EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants agreed to be exchanged (in shares)									1,694,456
Warrants exchanged (in shares)								433,332
Underwriter
Schedule of Reverse Recapitalization [Line Items]
Merger, number of agreements entered into to amend terms | agreement								2
Underwriter | Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $																	$ 7,875,000
Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $								$ 500,000
Stock, shares to be issued (in shares)								300,000
Stock, shares to be issued, maximum number of days following initial filing								5 days
Merger, provision for additional payment, maximum number of business days registration is not deemed effective | business_day							60	60
Underwriter | Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due at closing | $																$ 1,500,000
Underwriter | Amended Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due, maximum number of days after closing								60 days
Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Common units, redeemed (in shares)								70,000
Common Class A | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)										300,000
Common Class A | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)		300,000
Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)								70,000
Stock issued for services (in shares)				73,600				73,600
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947				203,500			9,550,274			277,447
Common Class A | Common Stock | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock issued for services (in shares)				73,600
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)	73,947				203,500
Common Class A | Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)								70,000
Common Class A | Common Stock | EGA Sponsor | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)								4,333,333
Common Class A | Common Stock | EGA Sponsor | Not Subject to Possible Redemption
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio								1
Common Class A | Common Stock | EGA
Schedule of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)								75,000
Common Class A | Common Stock | EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)								7,066,668	372,780
Number of shares called by each warrant (in shares)								1
Common Class A | Common Stock | EGA | Public Warrants | Shares Issued for EGA Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)								95,333
Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)								1
Common Class A | Common Stock | Underwriter
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $						$ 18,000		$ 800,000
Common Class A | Common Stock | Underwriter | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $						$ 18,000
Common Class A | Common Stock | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity (in shares)							50,000	50,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)						75,000	75,000		75,000
Stock, redemption reversed (in shares)									75,000
Stock sold, consideration received | $									$ 818,000
Stock sold, price per share (in dollars per share) | $ / shares									$ 10.90
Common Class A | Common Stock | Underwriter | Public Stockholder | Subsequent Event
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)						75,000
Common Class A | Common Stock | Investor | Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)								70,000
Common Class A | Common Stock | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)								9,550,274
Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)								(70,000)
Stock cancelled during period, shares, non-redemption agreement								70,000
Common Class B | Common Stock | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)								60,000,000
Common Class B | Common Stock | EGA Sponsor
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio								1
Common Class B | Common Stock | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)								1,000
EGA Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)									1